13. Capital Stock (Details - Contributed capital)	12 Months Ended
Dec. 31, 2015 USD ($)
Contributed capital	$ 355,425
Powerdyne Acquisition [Member]
Contributed capital	175,000
Sky Rover expenses [Member]
Contributed capital	139,885
Mr. Lei Pei [Member]
Contributed capital	$ 40,540